Warrants (Details) - Schedule of Outstanding Stock Warrants - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Outstanding Stock Warrants [Abstract]
Number of Warrants, Exercisable Beginning Balance	15,974,026	172,500,000	226,500,000
Weighted Average Exercise Price, Exercisable Beginning Balance	$ 0.00385	$ 0.0104	$ 0.0013
Weighted Average Remaining Contract Term, Exercisable Beginning Balance	2 years 21 days
Aggregate Intrinsic Value, Exercisable Beginning Balance		$ 1,665,500
Number of Warrants, Granted			6,000,000	[1],[2]	201,500,000
Weighted Average Exercise Price, Granted				[1],[2]	$ 0.0029
Weighted Average Remaining Contract Term, Granted				[1],[2]	4 years 7 months 13 days
Aggregate Intrinsic Value, Granted				[1],[2]
Number of Warrants, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contract Term, Expired
Aggregate Intrinsic Value, Expired
Number of Warrants, Increased for adjustment					12,012,987
Weighted Average Exercise Price, Increased for adjustment
Weighted Average Remaining Contract Term, Increased for adjustment
Aggregate Intrinsic Value, Increased for adjustment
Number of Warrants, Exercised			(60,000,000)		(2,987,013)
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contract Term, Exercised
Aggregate Intrinsic Value, Exercised
Number of Warrants, Exercisable Ending Balance			172,500,000		226,500,000
Weighted Average Exercise Price, Exercisable Ending Balance			$ 0.0104		$ 0.0013
Weighted Average Remaining Contract Term, Exercisable Ending Balance			3 years 1 month 20 days		3 years 9 months 10 days
Aggregate Intrinsic Value, Exercisable Ending Balance			$ 1,665,500

[1]	The outstanding warrants include an anti-dilutive clause requiring adjustment to the exercise price for any reason outlined in the agreement. The number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price. The fair value of any additional warrants is recognized as a deemed dividend.
[2]	The outstanding warrants include an anti-dilutive clause requiring adjustment to the exercise price for any reason outlined in the agreement. The number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price. The fair value of any additional warrants is recognized as a deemed dividend.